Cover	Apr. 20, 2020
Cover [Abstract]
Written Communications	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	CCNE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Document Period End Date	Apr. 20, 2020
Document Type	8-K
Entity Incorporation, State or Country Code	PA
Entity File Number	000-13396
Entity Tax Identification Number	25-1450605
Entity Address, Postal Zip Code	16830
Entity Registrant Name	CNB FINANCIAL CORP/PA
City Area Code	814
Local Phone Number	765-9621
Amendment Flag	false
Entity Central Index Key	0000736772
Soliciting Material	false
Entity Address, Address Line One	1 South Second Street
Entity Address, Address Line Two	PO Box 42
Entity Address, City or Town	Clearfield
Entity Address, State or Province	PA
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false